Provisions - Text Details (Detail) € in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€) yr	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2025
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 1,865	€ 1,836
Number of replaced and repaired devices		5,100,000	5,600,000
Remediation costs		€ 133	€ 224	€ 210
Provision used, other provisions		€ 1,336	1,266
Number of employees reduced		2,000
Restructuring provision			140
Acquisitions through business combinations, other provisions			6
Forecast
Disclosure of other provisions [line items]
Number of employees reduced					10,000
Respironics litigation provision
Disclosure of other provisions [line items]
Income from reimbursements under insurance policies		€ 538
Not later than five years
Disclosure of other provisions [line items]
Provision utilization period | yr		5
Warranty provision
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 439	553
Provision used, other provisions		507	553
Warranty provision | Diagnosis & Treatment
Disclosure of other provisions [line items]
Additional provisions, other provisions		137
Warranty provision | Conected Care
Disclosure of other provisions [line items]
Additional provisions, other provisions		139
Other environment related provision
Disclosure of other provisions [line items]
Additional provisions, other provisions		9	18
Provision used, other provisions		15	14
Other environment related provision | Between 1 and 5 years
Disclosure of other provisions [line items]
Provision used, other provisions		€ 65
Other environment related provision long term | Bottom of range
Disclosure of other provisions [line items]
Provision utilization period | yr		1
Other environment related provision long term | Top of range
Disclosure of other provisions [line items]
Provision utilization period | yr		5
Other environment related provision remainder
Disclosure of other provisions [line items]
Provision utilization period | yr		5
Legal proceedings provision
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 1,015	644
Provision used, other provisions		477	235
Legal proceedings provision | Respironics litigation provision
Disclosure of other provisions [line items]
Additional provisions, other provisions	€ 575	982
Provision used, other provisions		1,100
Income from reimbursements under insurance policies		€ 538
Legal proceedings provision | Not later than three years
Disclosure of other provisions [line items]
Provision utilization period | yr		3
Provisions for contingent considerations
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 5	24
Provision used, other provisions		€ 9	20
Acquisitions through business combinations, other provisions			€ 6
Provisions for contingent considerations | Not later than three years
Disclosure of other provisions [line items]
Provision utilization period | yr		3
Contingent consideration		€ 21
Provisions for contingent considerations | Later
Disclosure of other provisions [line items]
Provision utilization period | yr		4
Respironics field action | Ten percentage point increase
Disclosure of other provisions [line items]
Sensitivity analysis effect of change in main assumption		0.10
Respironics field action | Ten percentage point increase | Refund portion
Disclosure of other provisions [line items]
Sensitivity analysis effect of change in main assumption		18,000,000